Revenue - Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 40,400
At cost, less accumulated depreciation of $487.7 million (2024 – $570.9 million)	1,000,483	$ 1,132,109
Accumulated depreciation	487,700	$ 570,900
Lessor, Operating Lease, Payments to be Received, Two Years	8,300
Lessor, Operating Lease, Payment to be Received, Year Four	2,600
Lessor, Operating Lease, Payments to be Received, Three Years	$ 7,800
Aframax/LR2 and Suezmax Charters Out | Time-charter [Member] | Charters out expiring in 2025 and 2029
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	4